Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	Ares Acquisition Corporation
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001829432
Amendment Flag	true
Amendment Description	Amendment No. 5